Financial Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Schedule of Fair Value of Interest Rate Swaps

Information regarding our interest rate swaps at December 31, 2014 and December 31, 2013 is as follows:

(in US$ millions)	Currency	Notional debt amount (millions)	Floating rate	Fixed rate
Interest rate swap A	USD	99.4	LIBOR 3M	2.99%
Interest rate swap B	USD	39.7	LIBOR 3M	2.80%
Interest rate swap 1	EUR	202.0	EURIBOR 3M	1.67%
Interest rate swap 2	EUR	12.2	EURIBOR 3M	1.88%
Interest rate swap 3	USD	225.0	LIBOR 3M	1.63%
Interest rate swap 4	EUR	1.8	EURIBOR 3M	0.67%

Schedule of Derivative Instrument Split Between Short Term and Long Term

A split between the short-term and long-term liability is provided below:

(in US$ millions)	2014	2013
Interest rate swaps—Short term portion	(5.6)	(3.6)
Interest rate swaps—Long term portion	(8.4)	(3.5)

Total interest rate swap liability	(14.0)	(7.1)

Schedule of Amounts of Derivative Loss Recognised in OCI

Amounts recognized in other comprehensive income for the year related to interest rate swaps qualifying for hedge accounting were as follows:

	For the year ended December 31, 2014	For the year ended December 31, 2013
(in US$ millions)	Amount of Derivatives loss recognised in OCI	Amount of Derivatives loss recognised in OCI
Interest rate swaps	5.3	2.3

	5.3	2.3

Details Regarding Foreign Currency Forward Exchange Contracts

Details regarding our foreign currency forward exchange contracts is provided below:

(in US$ millions)	Currency	Notional amounts	Receiving rates range	Maturity range
Foreign exchange rate forwards	EUR	64.7	1.3628 - 1.4127	2015 - 2018
Foreign exchange rate forwards	EUR	48.5	1.35295 - 1.40830	2015 - 2018
Foreign exchange rate forwards	EUR	42.8	1.35420 - 1.38380	2018 - 2018

Summary of Split Between Short-Term and Long-Term Asset

A split between the short-term and long-term asset is provided below:

(in US$ millions)	2014	2013
Foreign exchange rate forwards—Short term portion	7.7	—
Foreign exchange rate forwards—Long term portion	15.2	—

Total forward exchange rate forward asset	22.9	—